Expenses (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of expenses

	2023 A$’000	2022 restated A$’000	2021 restated A$’000

Loss before income tax includes the following specific

Research and development
EVT-801 program costs	5,060	2,520	1,073
Cantrixil program costs	5	12	429
Paxalisib program costs	5,618	13,713	11,404
Scientific Advisory Board costs	31	—	—
Employee benefits expense - salaries & wages and staff benefits	2,250	1,665	336
- superannuation	29	25	26
- share based payments	702	365	8
Total research & development (excluding amortisation)	13,695	18,300	13,276

Amortisation
Paxalisib licensing agreement	1,084	1,084	1,084
Evotech licensing agreement	785	785	181

Total amortisation	1,869	1,869	1,265

Total research & development	15,564	20,169	14,541

Net foreign exchange loss
Net foreign exchange loss	46	(2,154)	409

Rental expense relating to operating leases
Minimum lease payments	152	73	93

Superannuation expense
Defined contribution superannuation expense	131	138	138

Employee benefits expense G&A
- salaries & wages and staff benefits	1,467	1,674	1,011
- superannuation	102	129	112
- share based payments	457	1,310	552

Total employee benefits expense G&A	2,026	3,113	1,675

Other Expenses
Chinese With-Holding Tax incurred on license transaction	—	—	931
Chinese Value Added Tax incurred on license transaction	—	—	538

	—	—	1,469